SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF WARRANTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding at end of the period	23,774,343
Post-consolidation Basis [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Outstanding at beginning of the period	25,715,742	15,651,397
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 0.11	$ 0.96
Issued	4,383,620	21,731,011
Weighted Average Exercise Price, Issued | $ / shares	$ 0.35	$ 0.09
Exercised	(6,325,019)
Weighted Average Exercise Price, Exercised | $ / shares	$ 0.11
Cancelled / expired		(11,666,666)
Weighted Average Exercise Price, Cancelled / expired | $ / shares		$ 1.20
Outstanding at end of the period	23,774,343	25,715,742
Weighted Average Exercise Price, Outstanding at end of year | $ / shares	$ 0.16	$ 0.11